UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2005

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			November 7, 2005

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		37

Form 13F Information Table Value Total:	   2,083,483


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

3Com Corporation                     COMM          885535104        353       86,625     SH     SOLE            86,625
Activision, Inc                      COMM          004930202      26920    1,316,366     SH     SOLE         1,316,366
AMN Healthcare Services, Inc.        COMM          001744101      65476    4,232,453     SH     SOLE         4,232,453
Amylin Pharmaceuticals, Inc.         COMM          032346108     492115   14,145,298     SH     SOLE        14,145,298
Arqule Inc.                          COMM          04269E107      32850    4,195,406     SH     SOLE         4,195,406
Atherogenetics, Inc.                 COMM          047439104       6141      383,100     SH     SOLE           383,100
AutoImmune Inc.                      COMM          052776101        949    1,042,800     SH     SOLE         1,042,800
Berkshire Hathaway Inc. Class B      COMM          084670207      18912        6,925     SH     SOLE             6,925
Brooks Automation, Inc.              COMM          114340102      23189    1,739,605     SH     SOLE         1,739,605
Cameco Corporation                   COMM          13321L108     249706    4,667,400     SH     SOLE         4,667,400
ConocoPhillips                       COMM          20825C104      41946      600,000     SH     SOLE           600,000
Cross Country Healthcare, Inc.       COMM          227483104      71007    3,825,784     SH     SOLE         3,825,784
Devon Energy Corporation             COMM          25179M103      13693      199,496     SH     SOLE           199,496
Echostar Communications              COMM          278762109       2081       70,392     SH     SOLE            70,392
El Paso Corp                         COMM          28336L109     173453   12,478,600     SH     SOLE        12,478,600
Genesis Microchip Inc.               COMM          37184C103      92067    4,194,400     SH     SOLE         4,194,400
Hanover Compressor                   COMM          410768105      51574    3,721,100     SH     SOLE         3,721,100
i2 Technologies, Inc.                COMM          465754208        123        6,592     SH     SOLE             6,592
KFX, Inc.                            COMM          48245L107     148953    8,705,600     SH     SOLE         8,705,600
MIPS Technologies Inc.               COMM          604567107       7891    1,155,376     SH     SOLE         1,155,376
M-Systems Flash Disk Pioneer         COMM          M7061C100      76027    2,541,017     SH     SOLE         2,541,017
National Semiconductor Corp          COMM          637640103       3082      117,644     SH     SOLE           117,644
Neose Technologies                   COMM          640522108      10773    4,584,132     SH     SOLE         4,584,132
New York Times Class A               COMM          650111107       7438      250,000     SH     SOLE           250,000
Pain Therapeutics, Inc.              COMM          69562K100      37325    5,934,000     SH     SOLE         5,934,000
Palm, Inc                            COMM          696643105        182        6,424     SH     SOLE             6,424
PalmSource, Inc.                     COMM          697154102         36        1,991     SH     SOLE             1,991
Pharmacyclics, Inc.                  COMM          716933106      15379    1,705,000     SH     SOLE         1,705,000
PYR Energy Corporation               COMM          693677106       5887    3,634,000     SH     SOLE         3,634,000
Seagate Technology                   COMM          G7945K104      49135    3,100,000     SH     SOLE         3,100,000
Talisman Energy Inc.                 COMM          87425E103     142159    2,910,700     SH     SOLE         2,910,700
Telik, Inc.                          COMM          87959M109      86872    5,310,000     SH     SOLE         5,310,000
VIVUS, Inc.                          COMM          928551100         37       10,300     SH     SOLE            10,300
Wind River Systems, Inc.             COMM          973149107      34898    2,699,000     SH     SOLE         2,699,000
World Fuel Services Corp.            COMM          981475106      41422    1,276,500     SH     SOLE         1,276,500
XM Satellite Radio Holdings-Class A  COMM          983759101      40974    1,141,027     SH     SOLE         1,141,027
Zymogenetics Inc.                    COMM          98985T109      12458      755,000     SH     SOLE           755,000

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11/05 EDGAR FILING Form 13F